Portfolio of Investments – as of September 30, 2024 (Unaudited)
Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks — 97.0% of Net Assets
	Aerospace & Defense — 1.6%
115,525	Boeing Co.(a)	$17,564,421
	Air Freight & Logistics — 0.5%
43,077	Expeditors International of Washington, Inc.	5,660,318
	Automobile Components — 0.3%
263,605	Mobileye Global, Inc., Class A(a)	3,611,389
	Automobiles — 4.9%
479,700	General Motors Co.	21,509,748
121,800	Tesla, Inc.(a)	31,866,534
		53,376,282
	Banks — 7.8%
721,300	Bank of America Corp.	28,621,184
362,000	Citigroup, Inc.	22,661,200
7,910	First Citizens BancShares, Inc., Class A	14,561,914
330,000	Wells Fargo & Co.	18,641,700
		84,485,998
	Beverages — 1.8%
11,817	Boston Beer Co., Inc., Class A(a)	3,416,767
297,141	Monster Beverage Corp.(a)	15,501,846
		18,918,613
	Biotechnology — 2.6%
49,201	Alnylam Pharmaceuticals, Inc.(a)	13,531,751
55,663	CRISPR Therapeutics AG(a)	2,615,048
11,382	Regeneron Pharmaceuticals, Inc.(a)	11,965,213
		28,112,012
	Broadline Retail — 3.2%
44,655	Alibaba Group Holding Ltd., ADR(b)	4,738,789
160,353	Amazon.com, Inc.(a)	29,878,574
		34,617,363
	Capital Markets — 7.3%
247,900	Bank of New York Mellon Corp.	17,814,094
331,845	Charles Schwab Corp.	21,506,875
13,601	FactSet Research Systems, Inc.	6,254,420
132,400	Intercontinental Exchange, Inc.	21,268,736
11,252	MSCI, Inc.	6,559,128
84,894	SEI Investments Co.	5,873,816
		79,277,069
	Chemicals — 1.6%
291,300	Corteva, Inc.	17,125,527
	Consumer Finance — 3.0%
369,700	Ally Financial, Inc.	13,157,623
126,185	Capital One Financial Corp.	18,893,680
		32,051,303
	Consumer Staples Distribution & Retail — 1.8%
342,500	Kroger Co.	19,625,250
	Entertainment — 4.6%
38,968	Netflix, Inc.(a)	27,638,833
116,739	Walt Disney Co.	11,229,125
1,350,600	Warner Bros. Discovery, Inc.(a)	11,142,450
		50,010,408
	Financial Services — 5.7%
65,453	Block, Inc.(a)	4,393,860
119,100	Fiserv, Inc.(a)	21,396,315
122,900	Global Payments, Inc.	12,587,418
61,124	PayPal Holdings, Inc.(a)	4,769,506
66,672	Visa, Inc., Class A	18,331,466
		61,478,565
	Health Care Equipment & Supplies — 0.6%
12,802	Intuitive Surgical, Inc.(a)	6,289,239
Shares	Description	Value (†)
	Health Care Providers & Services — 1.9%
276,200	Centene Corp.(a)	$20,792,336
	Health Care Technology — 1.7%
207,423	Doximity, Inc., Class A(a)	9,037,420
42,325	Veeva Systems, Inc., Class A(a)	8,882,748
		17,920,168
	Hotels, Restaurants & Leisure — 1.5%
87,167	Starbucks Corp.	8,497,911
91,677	Yum China Holdings, Inc.(b)	4,127,299
28,930	Yum! Brands, Inc.	4,041,810
		16,667,020
	Insurance — 1.5%
54,200	Willis Towers Watson PLC	15,963,526
	Interactive Media & Services — 8.4%
271,365	Alphabet, Inc., Class A	45,005,885
30,508	Alphabet, Inc., Class C	5,100,633
70,892	Meta Platforms, Inc., Class A	40,581,416
		90,687,934
	IT Services — 0.8%
108,022	Shopify, Inc., Class A(a)	8,656,883
	Life Sciences Tools & Services — 2.4%
37,025	Illumina, Inc.(a)	4,828,430
90,100	IQVIA Holdings, Inc.(a)	21,350,997
		26,179,427
	Machinery — 2.4%
62,676	Deere & Co.	26,156,575
	Media — 3.6%
66,800	Charter Communications, Inc., Class A(a)	21,648,544
414,780	Comcast Corp., Class A	17,325,361
		38,973,905
	Oil, Gas & Consumable Fuels — 5.4%
418,841	APA Corp.	10,244,851
167,900	ConocoPhillips	17,676,512
133,538	EOG Resources, Inc.	16,415,826
108,800	Phillips 66	14,301,760
		58,638,949
	Passenger Airlines — 1.4%
290,800	Delta Air Lines, Inc.	14,769,732
	Pharmaceuticals — 1.5%
34,447	Novartis AG, ADR	3,962,094
70,072	Novo Nordisk AS, ADR	8,343,473
104,120	Roche Holding AG, ADR	4,159,594
		16,465,161
	Real Estate Management & Development — 2.0%
169,800	CBRE Group, Inc., Class A(a)	21,136,704
	Semiconductors & Semiconductor Equipment — 6.4%
88,360	ARM Holdings PLC, ADR(a)	12,636,364
390,971	NVIDIA Corp.	47,479,518
51,982	QUALCOMM, Inc.	8,839,539
		68,955,421
	Software — 8.5%
53,373	Autodesk, Inc.(a)	14,703,194
35,562	Microsoft Corp.	15,302,329
154,435	Oracle Corp.	26,315,724

Shares	Description	Value (†)
	Software — continued
99,795	Salesforce, Inc.	$27,314,889
34,342	Workday, Inc., Class A(a)	8,393,528
		92,029,664
	Textiles, Apparel & Luxury Goods — 0.3%
341,801	Under Armour, Inc., Class A(a)	3,045,447
	Total Common Stocks (Identified Cost $659,408,662)	1,049,242,609

Principal Amount
Short-Term Investments — 3.1%
$33,328,344	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2024 at 3.000% to be repurchased at $33,331,121 on 10/01/2024 collateralized by $26,348,600 U.S. Treasury Note, 3.500% due 9/30/2026 valued at $26,318,784; $7,257,000 U.S. Treasury Note, 4.500% due 5/31/2029 valued at $7,676,333 including accrued interest(c) (Identified Cost $33,328,344)	33,328,344
	Total Investments — 100.1% (Identified Cost $692,737,006)	1,082,570,953
	Other assets less liabilities — (0.1)%	(648,331)
	Net Assets — 100.0%	$1,081,922,622

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Security invests in variable interest entities based in China.

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,049,242,609	$ —	$ —	$1,049,242,609
Short-Term Investments	—	33,328,344	—	33,328,344
Total Investments	$1,049,242,609	$33,328,344	$—	$1,082,570,953

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2024 (Unaudited)
Software	8.5%
Interactive Media & Services	8.4
Banks	7.8
Capital Markets	7.3
Semiconductors & Semiconductor Equipment	6.4
Financial Services	5.7
Oil, Gas & Consumable Fuels	5.4
Automobiles	4.9
Entertainment	4.6
Media	3.6
Broadline Retail	3.2
Consumer Finance	3.0
Biotechnology	2.6
Life Sciences Tools & Services	2.4
Machinery	2.4
Real Estate Management & Development	2.0
Other Investments, less than 2% each	18.8
Short-Term Investments	3.1
Total Investments	100.1
Other assets less liabilities	(0.1)
Net Assets	100.0%